Changes in Carrying Amount of Goodwill by Segment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013 Segment		Apr. 28, 2012 Segment		Apr. 30, 2011
Goodwill [Line Items]
Tax basis of goodwill in excess of related basis					$ 96,576
Number of operating segments	3		3
Goodwill impairment charge	18,332	[1]
B&N.com
Goodwill [Line Items]
Goodwill re-allocation			(20,279)	[2]
Nook
Goodwill [Line Items]
Goodwill re-allocation			20,279	[2]
Goodwill impairment charge	$ 18,332	[1]

[1]	During the fourth quarter of 2013, the Company has determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.
[2]	Prior to April 28, 2012, the Company reported an operating segment titled B&N.com, which included both its NOOK digital business and eCommerce operations. Due to the increased focus on the digital business and the Company's ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012, the Company created a new segment titled NOOK to report upon its digital business, moving the eCommerce business into the B&N Retail segment. The Company's three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N.com and NOOK segments.